Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets

	December 31,	December 31,
	2019	2018

ASSETS
CURRENT ASSETS
Cash	$16,118	$268,399
Prepaid costs and expenses	-	1,982,674
Other receivable	29,606	-
Total current assets	45,724	2,251,073

OTHER ASSETS
Investment in subsidiaries	6,110,152	10,127,371
Restricted cash	600,000	600,000
Deposits for property and equipment	110,000	-
Long-term Deferred Asset	-	1,171,114
Total other assets	6,820,152	11,898,485

Total assets	$6,865,876	$14,149,558

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Other payable	$426,567	$-
Intercompany payable - Dianniu	570,350	570,350

Total current liabilities	996,917	570,350

Total liabilities	$996,917	$570,350

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS' EQUITY
Common shares, $0.01 par value, 50,000,000 shares authorized, 15,399,185 and 14,899,185 shares issued and outstanding as of December 31, 2019 and 2018, respectively*	153,992	148,992
Shares subscription receivables	(45,457)	(45,457)
Additional paid-in capital	17,610,220	15,855,220
Statutory reserves	-	-
Accumulated deficit	(11,849,796)	(2,379,547)
Accumulated other comprehensive income	-	-
Total shareholders' equity	5,868,959	13,579,208

Total liabilities and shareholders' equity	$6,865,876	$14,149,558

*	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.

Schedule of parent company statements of loss and comprehensive loss
	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2019	December 31, 2018	December 31, 2017

SELLING EXPENSES	$(3,366,933)	$(1,891,213)	$(488,334)
GENERAL AND ADMINISTRATIVE EXPENSES	(2,083,936)	-	-

OTHER FINANCE EXPENSE	(2,161)	-	-
EQUITY OF LOSS OF SUBSIDIARY	(4,017,220)	(1,534,768)	(454,034)
NET LOSS	(9,470,250)	(3,425,981)	(942,368)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	-	(364,652)	526,793
COMPREHENSIVE LOSS	$(9,470,250)	$(3,790,633)	$(415,575)

Schedule of parent company statements of cash flows
	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2019	December 31, 2018	December 31, 2017

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(9,470,250)	$(3,425,981)	$(942,368)
Adjustments to reconcile net loss to cash used in operating activities:	-
Equity loss of subsidiary	4,017,220	1,534,768	454,034
Other receivables	(29,606)	-	-
Amortization of stock compensation expenses for services	1,760,000	758,750	488,334
Changes in operating assets and liabilities:
Prepaid costs and expenses	3,153,788	(2,370,872)	-
Other payables and accrued liabilities	426,567	-	-
Inter-company	-	187,587	-
Net cash used in operating activities	(142,281)	(3,315,748)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Deposits for property and equipment	(110,000)	-	-
Capital contribution to affiliated entity	-	(1,760,000)	-
Net cash used in investing activities	(110,000)	(1,760,000)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Registered capital	-	18,992	-
APIC	-	5,925,155	-
Net cash provided by financing activities	-	5,944,147	-

CHANGES IN CASH AND RESTRICTED CASH	(252,281)	868,399	-

CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	868,399	-	-

CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	$616,118	$868,399	$-

SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	$16,118	$268,399	$-
Restricted cash	600,000	600,000	-
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	616,118	868,399	-

NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Issuance of ordinary shares to consultants and service providers for IPO services	$-	$-	$2,000,000
Issuance of ordinary shares to service providers and consulting services	$1,760,000	$238,680	$2,030,000